August 18,  2011

Pamela Long
Assistant Director
Chambre Malone
Staff Attorney
United States
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

RE:         Tiger Oil and Energy, Inc.
Form 8-K/A
Filed May 4, 2011
Form 10-K for the Fiscal Year Ended December 31, 2010
Filed April 15, 2011
File No. 000-53241

Dear Ms Malone;

Please find below our comment responses to your comment letter of June 17, 2011.

Form 8-K filed May 4, 2011

General

1.            Please paginate your entire document in your next amendment.

The entire document has been paginated.

2.            Please refer to comment one in our letter dated February 11, 2011.  Please advise us whether under state law you were required to obtain shareholder approval for your name change.    Please note that under Note A to Schedule 14A of the Securities and Exchange Act of 1934, where any item calls for information with respect to any matter to be acted upon and such matter involves other matters with respect to which information is called for by other items of this schedule, the information called for by such other items also shall be given.   For example, where a solicitation of securities holders is for the purpose of approving a name change which is in connection with a business combination, and the registrants securities holders will not have a separate opportunity to vote upon the transaction, the solicitation to change the name is also a solicitation with respect to the business combination.  Please advise.

A name change does not require a shareholder vote under Nevada law as the amendment to change the name does not change the terms or rights of the shareholders.

3.            Please revise your disclosure to provide the information required by Item 403 of Regulation S-K.

Disclosure about securities ownership of management added.

Item 1.01 Entry into a Material Definitive Agreement

4.            We note your response to our prior comment number 19 and we are unable to locate any disclosure revisions.  We reissue our prior comment in its entirety.  Our prior comment is reproduced below for your reference:

“Please clarify your disclosure regarding your ownership interest, if any, in the 37,000 acre property you describe in this section.  To the extent this property is owned by others, please state so and describe the status of your negotiations to acquire any interest in the subject property.  Also, provide disclosure regarding the reserve nature of the quantities you disclose (possible, probably or proved) and whether or not these quantity estimates are supported by a reserve report from a qualified third party petroleum engineer.”

The references to the ownership interest in the 37,000 acre property has been deleted as the company is no longer involved with this property.

Risk Factors

Our auditors have expressed substantial doubt about our ability to continue…

5.            We note that you refer to the auditor’s report relating to your March 31, 2010 financial statements.  Please update this disclosure to refer to the auditor report relating to your December 31, 2010 financial statements.

The Company has updated its disclosure so as to refer to the audit report relating to our December 31, 2010 financial statements, pursuant to the Commission’s request.

Tiger Oil and Energy, Inc. Business

6.            We reissue comment 15 in our letter dated February 11, 2011 in part.  Please revise to provide the information required by Item 404(d) of Regulation S-K.

Disclosure as to promoters and that there are no parents of the company added.   From February 1, 2011 to May 30, 2011 Evian Investor Relations, provided investor relations services to the company.

7.            We reissue prior comment 18 in our letter dated February, 11, 2011 as it does not appear that you have provided all of the information required under Item 101(h) of Regulation S-K.

Additional 101(h) disclosure added.

8.            We note you have included the following sentence regarding the 37,000 acres in this section of your document:   “We are a working interest partner on the project and have provided historical production numbers and are evaluating additional drilling opportunities on this lease along with other projects.    No detailed time-line is available as of now.”  Please address the following regarding this disclosure.

●
Your disclosure indicates your objective is to obtain a lease in the 37,000 acres.  Your revision now also indicates you are a working interest partner, presumably in the 37,000 acre lease.   Please revise your document to clarify if you are a working interest partner in the lease of the 37,000 acres and clarify who holds the actual lease to this property.  If a lease has been obtained, please revise your document to re-clarify your objectives.

●	You state that you have provided historical production numbers. We are unable to locate any historical production data in your filing. Please amend to include this data.

●
You state that the property is “37,000 acres of prolific oil producing land”.   Please provide us and revise your disclosure to include support for this statement, including detailed production history and proved oil and gas reserve data.   Otherwise, please remove disclosures that suggest the property is “prolific oil producing land.”

●
Your disclosure regarding the 37,000 acres is repeated several times including Section 1.01, Section 2.01, and your “Business” section.   Please revise your document to include a consistent discussion regarding this property.

●	Please explain to us why you have made no mention of this 37,000 acre property in your Form 10-K for the fiscal year ended December 31, 2010.

The references to the 37,000 acre property have been deleted as the company is no longer involved with this property.

9.            We note your response to our prior comment 20.    It appears the disclosure you have added has been included in the discussion regarding the 37,00 acres.  Please address the status of the 50 acres in Oklahoma as requested in our prior comment.   We reissue our prior comment number 20 in its entirety and it has been reproduced for your convenience below:

“Please provide disclosure regarding your business operations, if any, for oil and gas properties you currently lease.   We note disclosure elsewhere regarding 50 acres and two wells located in Oklahoma.   Please expand your disclosure to discuss the productive status of these wells and whether or not any proved oil and gas reserves exist on this property.  In addition, please discuss your plans for this property, if any.”

Additional disclosure added stating that these are shut in wells and not producing revenue.

Market Price of and Dividends on the Registrant’s Common Equity and Related Stockholder Matters

10.           Please revise your disclosure to state the approximate number of holders of each class of your common stock as of the latest practicable date.   See Item 201(b) of Regulation S-K.

Disclosure of 110 common shareholders and preferred shareholders as of August 4, 2011 has been added.

Recent Sales of Unregistered Securities:  Use of Proceeds from Registered Securities

11.           Please revise this section to state the section of the Securities Act or the rule of the Commission under which exemption from registration was claimed.

Additional disclosure as to the exemption added.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Liquidity and Capital Resources

12.           We note the disclosures in Notes 5 and 6 on page 13 of your financial statements in which you disclose borrowings of $19,064 from related parties and $15,000 from an unrelated party. Please revise your disclosure in this section to provide the information required by Item 303(a)(1) of Regulation S-K.

Additional Disclosure added.

Results of Operations for the Nine Months Ended September 30, 2010 and September 30, 2009

13.           We note you have provided updated financial information for the years ended December 31.  Similar to our prior comment number 27, please update your MD & A to discuss the results of operations for the financial statement periods included in your document.

The Company has updated its MD&A to discuss the results of operations for the financial statement periods of December 31, 2010 and 2009.

Our Management

14.           Please revise your disclosure to indicate the years during which Mr. Liebscher worked for Ivoclar Liechtenstein.

Revised.

15.           We note your disclosure that your officers and directors have not been involved in legal proceedings that impair their abilities to perform their duties.   Please note that you are required to describe, if applicable for any of your executive officers and directors, the legal proceedings listed in Item 401(f) of Regulation S-K.  Please revise your disclosure accordingly.

Revised to disclose that there are no legal proceedings for any officer or director in the last 10 years which is material to the evaluation of the integrity or ability.

Financial Statements

Report of Independent Registered Public Accounting Firm

16.           We note the date of the audit opinion associated with the financial statements included in your Form 8-K as of April 14, 2010.   Please amend your document and obtain an audit opinion that is appropriately dated.    In addition, obtain an audit opinion that provides audit coverage for your results of operations for each financial statement period presented in your document.   Your current opinion only addresses the inception-to-date period.

The Company has received an updated and corrected audit report, and has included it with its updated filing.

Note 1—Organization and Summary of Significant Accounting Policies

Ceiling Test, page 10

17.           It appears the original purchase price value assigned to your oil and gas properties at the date of acquisition was in excess of $500,000.   We note your disclosure which indicates that you have also recognized ceiling test impairment in the same fiscal quarter.   It is unclear what gave rise to this impairment, as we note oil prices rose during the period of your ownership.  Please tell us and disclose in your filing the factors that changes which gave rise to your ceiling test impairment.

In performing the ceiling test on the oil and gas properties acquired in the Jet Rink acquisition, the Company calculated an expected present value of proved reserves in the acquired property of $309,484.  Due to the fact that the purchase price allocated to the properties was $510,676, the Company was forced to record an impairment of the properties in order to bring the carrying value down to the value as calculated in the ceiling test. The Company has revised its disclosure to clarify this transaction.

Note 7—Acquisition of Subsidiaries, page 14

18.           Please amend your document to include the purchase price allocation disclosures required by ASC 805 related to the Jet Rink transaction.

The Company has amended its disclosure pursuant to the requirements of ASC 805, pursuant to the Commission’s request.

Supplemental Information on Oil and Gas Development and Producing Activities, page 19

19.           We note you have provided a Standardized Measure of $309,484 as of December 31, 2010.   We further note the Standardized Measure as of December 31, 2009 included in the Jett Rink financial statements as part of your Form 8-K/A filing was $30,944.  Please tell us what factors have changed in 2010 to result in substantially different Standardized Measures for your acquired properties.

The Company is not able to comment on the methodology or assumptions made by the Jett Rink auditors which led to the calculation of the $30,944 standardized measure as filed pursuant to the December 31, 2009 audit of Jett Rink.  However, the Company believes the assumptions presented in its calculation of the December 31, 2010 standardized measure are reasonable and valid.

Engineering Comments

Form 8-K/A filed May 4, 2011

Tiger Oil & Energy Inc. Business

28.           You state the objective is to acquire the lease and drill wells on 37,000 acres of prolific, oil producing land.   Please tell us if you have acquired the land and, if not, approximately how much it will cost to do so.

References to the 37,000 acres have been removed as the Company is no longer involved with  this property.

29.           Please explain to us supplementally what you mean by the statement “the geophysicist is calculating 800,000 barrels per 640 acres or 60M/30Million conservatively-- $2Billion@70 barrel.”

References to the 37,000 acres have been removed as the Company is no longer involved with  this property.

30.           Please explain to us supplementally the meaning of “solid results” pertaining to the 16 vertical wells covering approximately 1900 acres.

References to the 37,000 acres have been removed as the Company is no longer involved with  this property.

Very truly yours,

Ken Liebscher, President
Tiger Oil and Energy, Inc.